Warrant Derivative Liabilities (Details Textual) - USD ($) shares in Thousands, $ in Thousands			1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 12, 2019	Apr. 04, 2017	Oct. 28, 2019	Aug. 22, 2019	Aug. 31, 2018	May 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Warrant Derivative Liabilities (Textual)
Change in fair value of derivative liabilities							$ (960)	$ 715	$ (16)	$ 1,036	$ 3,160	$ 9,316
Fair value of warrants		$ 3,351							$ 2,455
Conversion of stock, description									The Existing Securities have a current exercise price of $0.59, which was amended from $2.50 on July 12, 2019. The current exercise price for the Existing Securities shall be amended to reduce the exercise price to $0.51, subject to adjustment pursuant to the provisions of the Existing Securities.
Number of shares issued	4,277
Shares issued in exchange for warrants, description									The March and August 2018 warrants were exchanged for 4,277 shares of Company common stock and thus were no longer outstanding as of September 30, 2019. See additional details on warrant transactions subsequent to September 30, 2019 in Note 19 below describing that the March and May 2017 warrants were exchanged for 2,243 shares of Company common stock in October 2019, and additional warrants were issued on November 11, 2019.
Fair valu of shares issued									$ 3,293
Loss on exchange of warrants									$ (839)
Fair value of warrants exercised				3,922
Subsequent Event [Member]
Warrant Derivative Liabilities (Textual)
Conversion of stock, description			The Company issued 2,243 shares of the Company's common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished.
Number of shares issued	4,277
March 2017 warrants [Member]
Warrant Derivative Liabilities (Textual)
Fair value of warrants											$ 256	$ 537	$ 4,609
Fair value of risk-free interest rate											2.23%	2.56%	2.13%
Fair value expected term											3 years	4 years	5 years
Fair value volatility rate											96.00%	91.00%	107.00%
Fair value dividend yield											0.00%	0.00%	0.00%
March 2017 Warrant One [Member]
Warrant Derivative Liabilities (Textual)
Fair value of warrants													$ 3,351
Fair value of risk-free interest rate													1.93%
Fair value expected term													4 years 10 months 25 days
Fair value volatility rate													105.00%
Fair value dividend yield													0.00%
May 2017 warrants [Member]
Warrant Derivative Liabilities (Textual)
Fair value of warrants						$ 7,772					$ 505	$ 1,001
Fair value of risk-free interest rate						1.80%					2.23%	2.56%
Fair value expected term						5 years					3 years 2 months 1 day	4 years 2 months 1 day
Fair value volatility rate						101.00%					96.00%	91.00%
Fair value dividend yield						0.00%					0.00%	0.00%
March 2018 warrants [Member]
Warrant Derivative Liabilities (Textual)
Fair value of warrants											$ 1,040	$ 3,023
Fair value of risk-free interest rate											2.23%	2.65%
Fair value expected term											4 years	5 years
Fair value volatility rate											96.00%	91.00%
Fair value dividend yield											0.00%	0.00%
March 2018 warrants One [Member]
Warrant Derivative Liabilities (Textual)
Fair value of warrants												$ 2,156
Fair value of risk-free interest rate												2.56%
Fair value expected term												5 years
Fair value volatility rate												91.00%
Fair value dividend yield												0.00%
August 2018 warrants [Member]
Warrant Derivative Liabilities (Textual)
Fair value of warrants					$ 2,892						$ 1,303
Fair value of risk-free interest rate					2.77%						2.23%
Fair value expected term					5 years						4 years 5 months 1 day
Fair value volatility rate					97.00%						96.00%
Fair value dividend yield					0.00%						0.00%